Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Profit (Loss) before income tax	$ (1,045)	$ (1,507)	$ 2,033
Adjustments for interest income	(2)	(11)	(38)
Adjustments for interest and other finance costs	350	261	265
Adjustments for depreciation and amortisation expense	733	684	706
Amortization of deferred financing costs	23	17	15
Adjustments for amortization of deferred rent	10	9	13
Adjustments for amortization of other assets	3	3	3
(Gain) loss on Disposal of Assets excluding cash	8	39	16
Impairment loss on property and equipment	0	0	65
Adjustments for loss on modification or early retirement of debt	137	0	0
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	3	52	24
Adjustments for equity-settled share-based compensation expense, net of amounts capitalized	5	9	13
Adjustments for (gains) losses on change in fair value of derivatives	(1)	0	0
Adjustments for unrealised foreign exchange losses (gains)	36	(18)	(34)
Changes in other assets	3	0	(5)
Changes in inventories	0	2	(2)
Changes in trade and other receivables and prepayments	(11)	216	(65)
Changes in trade and other payables	(159)	(567)	(191)
Cash generated from operations	$ 93	$ (811)	$ 2,818